Content Assets, Net	3 Months Ended
Mar. 31, 2025
Content Assets, Net [Abstract]
CONTENT ASSETS, NET

5. CONTENT ASSETS, NET

Content assets were comprised current content assets and non-current content assets. The useful lives of current content assets were below 12 months, while the useful lives of non-current content assets were ranged between 18 months and 36 months.

Current content assets was comprise of the following:

	March 31,	December 31,
	2025	2024
Produced contents
- in development and production	$547,900	$321,600
- released	4,292,100	3,449,400
Copyrights	2,236,900	1,691,700
	7,076,900	5,462,700
Less: accumulated amortization	(5,217,900)	(3,892,900)
Less: accumulated impairment	(3,000)	(3,000)
Total	$1,856,000	$1,566,800

Non-current content assets was comprise of the following:

	March 31,	December 31,
	2025	2024
Produced contents	$581,000	$581,000
Copyrights	373,000	313,000
	954,000	894,000
Less: accumulated amortization	(757,300)	(710,200)
Total	$196,700	$183,800

The following is a schedule, by fiscal years, of amortization amount of content asset as of December 31, 2024:

For the nine months ending December 31, 2025	$1,901,500
For the year ending December 31, 2026	151,200
Total	$2,052,700

For the three months ended March 31, 2025 and 2024, the Company recorded amortization expenses of $1,372,200 and $550,600 on content assets, respectively.